RELATED PARTY TRANSACTION (Details) - SL BIO LTD - Related Party - USD ($)		12 Months Ended
	Jun. 20, 2024	Dec. 31, 2025	Dec. 31, 2024
SL Link Co., Ltd.
RELATED PARTY TRANSACTION
Amount	$ 949,771
Payment of research and development costs | JY BioMed
RELATED PARTY TRANSACTION
Amount		$ 455,714	$ 964,823
Payment of research and development costs | SL Link Co., Ltd.
RELATED PARTY TRANSACTION
Amount			949,771
Expense On Operating lease arrangement | SL Link Co., Ltd.
RELATED PARTY TRANSACTION
Amount			167,795
Expenses for general corporate and accounting services | SL Link Co., Ltd.
RELATED PARTY TRANSACTION
Amount			$ 80,496